Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 25,231	$ 3,554	¥ 53,156
Restricted cash	11,503	1,620	11,330
Short-term investments, net of allowance of RMB277 and RMB385 (US$54) as of December 31, 2022 and 2023, respectively	168,670	23,757	120,839
Accounts receivable, net of allowance of RMB2,554 and RMB3,176 (US$447) as of December 31, 2022 and 2023, respectively	10,848	1,528	11,733
Other current assets, net	12,579	1,772	10,360
Total current assets	230,255	32,432	212,850
Non-current assets:
Fixed assets, net	27,960	3,938	23,973
Licensed copyrights, net	6,967	981	6,841
Produced content, net	13,377	1,884	13,002
Intangible assets, net	881	124	1,254
Goodwill	22,586	3,181	22,477
Long-term investments, net	47,957	6,755	55,297
Long-term time deposits and held-to-maturity investments	24,666	3,474	23,629
Deferred tax assets, net	2,100	296	2,129
Operating lease right-of-use assets	10,851	1,528	10,365
Other non-current assets	18,964	2,671	19,096
Total non-current assets	176,504	24,859	178,123
Total assets	406,759	57,291	390,973
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB30,368 and RMB34,056 (US$4,797) as of December 31, 2022 and 2023, respectively):
Short-term loans	10,300	1,445	5,343
Accounts payable and accrued liabilities	37,717	5,312	38,014
Customer deposits and deferred revenue	14,627	2,060	13,116
Deferred income	306	43	72
Long-term loans, current portion	2	0	0
Convertible senior notes, current portion	2,802	395	8,305
Notes payable, current portion	6,029	849	6,904
Operating lease liabilities	3,108	438	2,809
Total current liabilities	76,451	10,768	79,630
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB6,663 and RMB6,753 (US$951) as of December 31, 2022 and 2023, respectively):
Deferred income	200	28	159
Deferred revenue	481	68	331
Long-term loans	14,223	2,003	13,722
Notes payable	34,990	4,928	39,893
Convertible senior notes	8,144	1,147	9,568
Deferred tax liabilities	2,725	384	2,898
Operating lease liabilities	5,040	710	4,810
Other non-current liabilities	1,820	257	2,058
Total non-current liabilities	67,700	9,536	73,538
Total liabilities	144,151	20,304	153,168
Commitments and contingencies
Redeemable noncontrolling interests	9,465	1,333	8,393
Equity
Additional paid-in capital	87,099	12,268	79,855
Treasury stock	(3,818)	(538)	(5,264)
Retained earnings	161,240	22,710	148,341
Accumulated other comprehensive income (loss)	(895)	(126)	546
Total Baidu, Inc. shareholders' equity	243,626	34,314	223,478
Noncontrolling interests	9,517	1,340	5,934
Total equity	253,143	35,654	229,412
Total liabilities, redeemable noncontrolling interests and equity	406,759	57,291	390,973
Related Party [Member]
Current assets:
Amounts due from related parties	1,424	201	5,432
Non-current assets:
Amounts due from related parties	195	27	60
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB30,368 and RMB34,056 (US$4,797) as of December 31, 2022 and 2023, respectively):
Amounts due to related parties	1,603	226	5,067
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB6,663 and RMB6,753 (US$951) as of December 31, 2022 and 2023, respectively):
Other non-current liabilities	77	11	99
Class A Ordinary Shares
Equity
Ordinary shares, value	0	0	0
Class B Ordinary Shares
Equity
Ordinary shares, value	¥ 0	$ 0	¥ 0